Inventories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Inventory valuation allowance	$ 81,621	$ (31,668)	$ 47,358